CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONCENTRATION OF RISK
Total revenues	$ 134,185	¥ 922,591	¥ 852,568	¥ 1,054,235
Accounts receivables	$ 30,612		¥ 161,043		¥ 210,476
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	5.70%	5.70%	6.30%	7.20%
Customer C
CONCENTRATION OF RISK
Total revenues			¥ 118,970
Revenues | Customer risk | Customer A
CONCENTRATION OF RISK
Total revenues	$ 73,257	¥ 503,676	317,260	¥ 346,764
Revenues | Customer risk | Customer B
CONCENTRATION OF RISK
Total revenues				¥ 94,974
Accounts receivables | Customer risk | Customer A
CONCENTRATION OF RISK
Accounts receivables	$ 17,817		¥ 73,442		¥ 122,504